Borrowings - Trust Preferred Securities (Details) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Mar. 17, 2005	Dec. 17, 2004	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Subordinated notes					$ 49,486,000	$ 49,486,000
Investment in common securities of the trust					$ 1,400,000	$ 1,500,000
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool			$ 23,000,000
Floating rate Trust Preferred Securities (TPS) to a TPS Pool, term			30 years
Description of variable rate						three-month LIBOR rate
Basis spread on variable rate (as a percent)						1.83%
Interest rate at end of period (as a percent)						4.62%
Period of time after issuance in which TPS can be repaid without penalty			5 years
Investment in preferred interests of the trust by a third party during the period	$ 23,000,000
Investment in common securities of the trust	$ 712,000		$ 712,000
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool				$ 25,000,000
Description of variable rate						three-month LIBOR rate
Basis spread on variable rate (as a percent)						2.70%
Interest rate at end of period (as a percent)						5.49%
Minimum duration of time needs to complete to take action against default					5 years
Investment in preferred interests of the trust by a third party during the period		$ 25,000,000
Investment in common securities of the trust		$ 774,000